DEBT - Summary of future minimum lease payments required under the capital lease arrangements (Detail) ¥ in Thousands	Sep. 30, 2019 CNY (¥)
Debt Disclosure [Abstract]
2020	¥ 41,510
2021	24,603
2022	22,990
2023	15,127
2024	2,582
2025 and there after	353
Capital leases, future minimum payments due	107,165
Less payment amount allocated to interest	12,878
Present value of capital lease obligation	94,287
Current portion of capital lease obligation	35,994
Long-term portion of capital lease obligation	¥ 58,293